Subsequent events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent events
24.	Commitments and Contingencies

Close-out Fund

The Company has committed to contribute to the Close-Out Fund (Note 12) where it has deposited 10% of natural gas revenue from the SASB project into the Close-Out Fund until an amount agreed to by both parties is attained.

Arbitration

The Company through its’ subsidiary PPE Turkey has advanced arbitration against an offshore drilling rig contractor for $20.3 million for gross negligent and breach of contact involving health and safety issues during the prior year drilling program resulting in loss and damages to Company (the “Trillion Losses”). Liability is not admitted, the litigation is at the inception, and thus, legal counsel has advised that it is too soon to predict the outcome or the quantum of damages that will be assessed. The Company is confident that its case has merit. In accordance with guidance for contingent assets and liabilities, no provision for any potential recovery of the Trillion Losses will be made until recovery is virtually certain. If the Company’s claim is successful, the award will exceed the amount, if any, that is payable to the drilling contractor in its claim.

The Company’s subsidiary PPE Turkey is defending an action brought by the same drilling contractor in Europe to which it has advanced an arbitration claim, for drilling services seeking $3 million. This amount has fully been recorded in accounts payable in accordance with guidance as there is significant uncertainty as to the outcome of the arbitration.

Third party liability claim

The Company has included in accounts payable and accrued liabilities a potential liability for an invoice in the amount of $144,247, issued to a 3rd party with whom the Company previously had a farm-in arrangement. The vendor is claiming that the Company is liable given the previous relationship.

Dispute with former employees

The Company has filed claims against, and has received counter claims from, former employees. This dispute is ongoing, and the outcome cannot be predicted at this time.

25.	Subsequent events

Subsequent to year-end, the Company issued 3,516,493 common shares as follows:

●	1,757,080 common shares to settle $80,854 in debt
●	1,759,413 common shares for services provided by directors, officers, and consultants

Subsequent to year-end, the Company amended the terms of its convertible debentures as follows:

●	Maturity date extended from April 30, 2025 to July 31, 2025;
●	Semi-annual interest due on April 30, 2025 is now authorized to be paid in cash or common shares of the Company at a deemed price of CAD$0.03 per share